Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 2,006,410	$ 2,705,594
Less: accumulated depreciation and amortization	(1,446,446)	(2,045,437)
Property and equipment, net	559,964	660,157
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross
Computers and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,806,604	2,275,931
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	151,391	230,356
Information technology equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	7,068	154,733
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 41,347	$ 44,574